Inventories (Tables)	12 Months Ended
Jun. 30, 2018
Inventories
Schedule of inventories

	2018	2017
for the year ended 30 June	Rm	Rm
Carrying value
Crude oil and other raw materials	4 308	3 521
Process material	1 873	1 794
Maintenance materials	5 156	5 201
Work in progress	2 714	2 044
Manufactured products	15 070	12 629
Consignment inventory	243	185

	29 364	25 374

Business segmentation
 Mining	1 661	1 514
 Exploration and Production International	144	155
 Energy	7 680	6 912
 Base Chemicals	6 682	5 975
 Performance Chemicals	13 162	10 762
 Group Functions	35	56

Total operations	29 364	25 374